Leases	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Leases

Note L: Leases

Total lease expense for operating leases was $85,945,000, $80,417,000 and $59,590,000 for the years ended December 31, 2016, 2015 and 2014, respectively. The Corporation’s operating leases generally contain renewal and/or purchase options with varying terms. The Corporation has royalty agreements that generally require royalty payments based on tons produced or total sales dollars and also contain minimum payments. Total royalties, principally for leased properties, were $55,257,000, $53,658,000 and $50,535,000 for the years ended December 31, 2016, 2015 and 2014, respectively. The Corporation also has capital lease obligations for machinery and equipment.

Future minimum lease and royalty commitments for all noncancelable agreements and capital lease obligations as of December 31, 2016 are as follows:

(add 000)	Capital Leases	Operating Leases & Royalty Commitments
2017	$3,416	$125,316
2018	3,561	68,488
2019	3,241	59,727
2020	2,558	55,080
2021	1,768	51,376
Thereafter	5,216	355,918
Total	19,760	$715,905
Less: imputed interest	(4,155)
Present value of minimum lease payments	15,605
Less: current capital lease obligations	(2,683)
Long-term capital lease obligations	$12,922

 Of the total future minimum commitments, $225,900,000 relates to the Corporation’s contracts of affreightment.